UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-23220

Fiera Capital Series Trust

(Exact name of registrant as specified in charter)

375 Park Avenue, 8th Floor

New York, New York 10152

(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, Delaware 19808

(Name and address of agent for service)

Copy to:

Stephen A. McShea

Fiera Capital Inc.

375 Park Avenue, 8th Floor

New York, New York 10152

George M. Silfen, Esq.

Kramer Levin Naftalis & Frankel LLP

1177 Avenue of the Americas

New York, New York 10036

Registrant's telephone number, including area code: (212) 300-1600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2022

Item 1. Reports to Stockholders

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

Fiera Capital Small/Mid-Cap Growth Fund

Fiera Capital International Equity Fund

Fiera Capital Global Equity Fund

Fiera Capital U.S. Equity Long-Term Quality Fund

Each, a series of Fiera Capital Series Trust

Semi-Annual Report

September 30, 2022 (Unaudited)

Fiera Capital Series Trust

Table of Contents

Portfolio Composition	2
Schedules of Investments	4
Statements of Assets and Liabilities	9
Statements of Operations	10
Statements of Changes in Net Assets	11
Financial Highlights	15
Notes to the Financial Statements	21
Expense Example	29
Additional Information	31

Fiera Capital Series Trust Portfolio Composition September 30, 2022 (Unaudited)

Small/Mid-Cap Growth Fund

Sector	% of Total Net Assets
Common Stocks*
Communications	9.1%
Consumer, Cyclical	14.4
Consumer, Non-cyclical	31.7
Energy	5.9
Financial	5.1
Industrial	11.6
Technology	21.2
Total Common Stocks	99.0
Other Assets and Liabilities	1.0
Total Net Assets	100.0%

Industry	Value	% of Total Net Assets
Common Stocks
Apparel	$2,022,586	2.6%
Banks	1,752,566	2.3
Biotechnology	9,721,399	12.8
Commercial Services	2,956,204	3.9
Computers	1,848,110	2.4
Distribution/Wholesale	588,547	0.8
Diversified Financial Services	1,093,644	1.5
Engineering & Construction	3,553,024	4.7
Hand/Machine Tools	1,251,169	1.6
Healthcare-Products	7,340,517	9.6
Healthcare-Services	2,909,111	3.8
Home Furnishings	1,110,482	1.5
Internet	3,077,092	4.0
Leisure Time	627,245	0.8
Lodging	2,461,346	3.2
Machinery-Diversified	2,937,912	3.8
Media	1,115,874	1.5
Miscellaneous Manufacturing	1,119,380	1.5
Oil & Gas	3,054,243	4.0
Oil & Gas Services	1,449,746	1.9
Pharmaceuticals	1,240,108	1.6
Private Equity	1,002,351	1.3
Retail	3,257,452	4.3
Semiconductors	3,630,992	4.8
Software	10,665,339	14.0
Telecommunications	2,710,037	3.6
Textiles	906,976	1.2
Total Common Stocks	75,403,452	99.0
Other Assets and Liabilities	743,362	1.0
Total Net Assets	$76,146,814	100.0%

International Equity Fund

Sector	% of Total Net Assets
Common Stocks*
Basic Materials	2.8%
Consumer, Cyclical	17.4
Consumer, Non-cyclical	42.6
Financial	10.6
Industrial	17.8
Technology	7.8
Total Common Stocks	99.0
Other Assets and Liabilities	1.0
Total Net Assets	100.0%

Industry	Value	% of Total Net Assets
Common Stocks
Apparel	$8,551,414	4.5%
Banks	12,508,583	6.6
Beverages	8,873,592	4.7
Building Materials	4,461,970	2.4
Chemicals	5,397,913	2.9
Commercial Services	12,462,230	6.6
Cosmetics/Personal Care	16,174,237	8.6
Distribution/Wholesale	4,274,188	2.3
Diversified Financial Services	7,409,511	3.9
Electronics	2,578,016	1.4
Food	12,720,596	6.7
Hand/Machine Tools	4,314,240	2.3
Healthcare-Products	10,700,671	5.7
Home Furnishings	5,295,027	2.8
Leisure Time	4,431,248	2.3
Lodging	6,559,276	3.5
Machinery-Diversified	14,715,228	7.8
Pharmaceuticals	19,386,390	10.3
Retail	3,683,688	2.0
Semiconductors	10,184,451	5.4
Software	4,453,601	2.4
Transportation	7,420,209	3.9
Total Common Stocks	186,556,279	99.0
Other Assets and Liabilities	1,852,337	1.0
Total Net Assets	$188,408,616	100.0%

Fiera Capital Series Trust Portfolio Composition – Continued September 30, 2022 (Unaudited)

Global Equity Fund

Sector	% of Total Net Assets
Common Stocks*
Basic Materials	2.7%
Communications	6.4
Consumer, Cyclical	15.6
Consumer, Non-cyclical	33.1
Financial	9.0
Industrial	16.3
Technology	16.1
Total Common Stocks	99.2
Other Assets and Liabilities	0.8
Total Net Assets	100.0%

Industry	Value	% of Total Net Assets
Common Stocks
Apparel	$1,309,825	5.2%
Banks	574,853	2.3
Beverages	1,725,991	6.9
Building Materials	980,081	3.9
Chemicals	672,604	2.7
Commercial Services	1,708,879	6.8
Cosmetics/Personal Care	240,143	0.9
Diversified Financial Services	1,690,793	6.7
Electronics	570,247	2.3
Food	976,336	3.9
Hand/Machine Tools	300,311	1.2
Healthcare-Services	977,252	3.9
Internet	1,617,442	6.4
Lodging	491,982	2.0
Machinery-Diversified	2,228,784	8.9
Pharmaceuticals	2,691,406	10.7
Retail	2,117,010	8.4
Semiconductors	924,394	3.7
Software	3,104,062	12.4
Total Common Stocks	24,902,395	99.2
Other Assets and Liabilities	200,871	0.8
Total Net Assets	$25,103,266	100.0%

U.S. Equity Long-Term Quality Fund

Sector	% of Total Net Assets
Common Stocks*
Basic Materials	7.0%
Communications	10.0
Consumer, Cyclical	15.9
Consumer, Non-cyclical	21.2
Financial	12.9
Industrial	12.2
Technology	20.7
Total Common Stocks	99.9
Other Assets and Liabilities	0.1
Total Net Assets	100.0%

Industry	Value	% of Total Net Assets
Common Stocks
Apparel	$1,723,161	2.2%
Beverages	3,529,518	4.5
Building Materials	1,838,239	2.4
Chemicals	5,476,159	7.0
Cosmetics/Personal Care	1,254,173	1.6
Diversified Financial Services	10,073,307	13.0
Electronics	1,806,144	2.3
Healthcare-Services	5,173,630	6.7
Internet	5,849,093	7.5
Machinery-Diversified	5,870,117	7.5
Media	1,896,521	2.4
Pharmaceuticals	6,547,280	8.4
Retail	10,618,247	13.7
Semiconductors	2,336,453	3.0
Software	13,767,646	17.7
Total Common Stocks	77,759,688	99.9
Other Assets and Liabilities	45,308	0.1
Total Net Assets	$77,804,996	100.0%

Portfolio composition changes due to the ongoing management of the Funds. The percentages are based on net assets as of September 30, 2022.

*

At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. Generally, the more broadly a Fund invests, the more it spreads risk and potentially reduces the risk of loss and volatility.

Small/Mid-Cap Growth Fund Schedule of Investments September 30, 2022 (Unaudited)

Description	Shares	Value
Common Stocks — 99.0%
Communications — 9.1%
Internet — 4.0%
Etsy, Inc.(1)	16,378	$1,639,929
GoDaddy, Inc., Class A(1)	20,276	1,437,163
		3,077,092
Media — 1.5%
New York Times Co., Class A	38,813	1,115,874

Telecommunications — 3.6%
Arista Networks, Inc.(1)	24,006	2,710,037
Total Communications		6,903,003

Consumer, Cyclical — 14.4%
Apparel — 2.6%
Deckers Outdoor Corp.(1)	6,470	2,022,586

Distribution/Wholesale — 0.8%
Avient Corp.	19,424	588,547

Home Furnishings — 1.5%
Dolby Laboratories, Inc., Class A	17,045	1,110,482

Leisure Time — 0.8%
Royal Caribbean Cruises, Ltd.(1)	16,550	627,245

Lodging — 3.2%
Hyatt Hotels Corp., Class A(1)	30,402	2,461,346

Retail — 4.3%
Dick’s Sporting Goods, Inc.	16,546	1,731,373
Lithia Motors, Inc., Class A	4,467	958,395
RH(1)	2,307	567,684
		3,257,452
Textiles — 1.2%
Mohawk Industries, Inc.(1)	9,946	906,976
Total Consumer, Cyclical		10,974,634

Consumer, Non-cyclical — 31.7%
Biotechnology — 12.8%
Amicus Therapeutics, Inc.(1)	117,166	$1,223,213
Argenx SE, ADR(1)	5,006	1,767,368
Arrowhead Pharmaceuticals, Inc.(1)	31,018	1,025,145
BioMarin Pharmaceutical, Inc.(1)	13,258	1,123,881
Exelixis, Inc.(1)	73,531	1,152,966
Guardant Health, Inc.(1)	16,260	875,276
Karuna Therapeutics, Inc.(1)	2,971	668,267
Mirati Therapeutics, Inc.(1)	15,307	1,069,041
SpringWorks Therapeutics, Inc.(1)	18,476	527,120
Veracyte, Inc.(1)	17,417	289,122
		9,721,399
Commercial Services — 3.9%
Insperity, Inc.	12,311	1,256,830
Ritchie Bros Auctioneers, Inc.	8,963	560,008
United Rentals, Inc.(1)	4,218	1,139,366
		2,956,204
Healthcare-Products — 9.6%
AtriCure, Inc.(1)	20,193	789,546
Inari Medical, Inc.(1)	10,504	763,011
iRhythm Technologies, Inc.(1)	20,635	2,585,153
Novocure, Ltd.(1)	9,186	697,952
Shockwave Medical, Inc.(1)	9,008	2,504,855
		7,340,517
Healthcare-Services — 3.8%
ICON PLC(1)	3,756	690,278
Molina Healthcare, Inc.(1)	6,727	2,218,833
		2,909,111
Pharmaceuticals — 1.6%
Neurocrine Biosciences, Inc.(1)	11,676	1,240,108
Total Consumer, Non-Cyclical		24,167,339

Energy — 5.9%
Oil & Gas — 4.0%
Devon Energy Corp.	50,794	3,054,243

Oil & Gas Services — 1.9%
ChampionX Corp.	74,080	1,449,746
Total Energy		4,503,989

Financial — 5.1%
Banks — 2.3%
Citizens Financial Group, Inc.	51,006	1,752,566

See accompanying Notes to the Financial Statements.

Small/Mid-Cap Growth Fund Schedule of Investments – Continued September 30, 2022 (Unaudited)

Description	Shares	Value
Diversified Financial Services — 1.5%
Invesco, Ltd.	79,828	$1,093,644

Private Equity — 1.3%
Ares Management Corp., Class A	16,180	1,002,351
Total Financial		3,848,561

Industrial — 11.6%
Engineering & Construction — 4.7%
EMCOR Group, Inc.	13,764	1,589,467
Jacobs Solutions, Inc.	10,930	1,185,796
TopBuild Corp.(1)	4,720	777,761
		3,553,024
Hand/Machine Tools — 1.6%
Regal Rexnord Corp.	8,914	1,251,169

Machinery-Diversified — 3.8%
Cognex Corp.	15,811	655,366
Graco, Inc.	14,489	868,616
Nordson Corp.	6,661	1,413,930
		2,937,912
Miscellaneous Manufacturing — 1.5%
AO Smith Corp.	23,042	1,119,380
Total Industrial		8,861,485

Technology — 21.2%
Computers — 2.4%
Fortinet, Inc.(1)	32,834	1,613,134
TTEC Holdings, Inc.	5,303	234,976
		1,848,110
Semiconductors — 4.8%
Entegris, Inc.	20,425	1,695,684
Lattice Semiconductor Corp.(1)	20,191	993,599
Power Integrations, Inc.	14,641	941,709
		3,630,992
Software — 14.0%
ACI Worldwide, Inc.(1)	27,461	$573,935
Blackline, Inc.(1)	10,683	639,912
Gitlab, Inc., Class A(1)	17,364	889,384
HubSpot, Inc.(1)	4,275	1,154,763
Jack Henry & Associates, Inc.	6,361	1,159,419
JFrog, Ltd.(1)	30,779	680,524
MongoDB, Inc., Class A(1)	5,446	1,081,358
Outset Medical, Inc.(1)	16,577	264,072
Paycom Software, Inc.(1)	5,926	1,955,521
PubMatic, Inc., Class A(1)	40,458	672,816
Tyler Technologies, Inc.(1)	4,586	1,593,635
		10,665,339
Total Technology		16,144,441

Total Common Stocks (identified cost $65,468,800)		75,403,452

Total Investments — 99.0% (identified cost $65,468,800)		75,403,452
Other Assets and Liabilities — 1.0%		743,362
Total Net Assets — 100.0%		$76,146,814

(1)	Non-income producing.

ADR – American Depositary Receipt

PLC – Public Limited Company

See accompanying Notes to the Financial Statements.

International Equity Fund Schedule of Investments September 30, 2022 (Unaudited)

Description	Shares	Value
Common Stocks — 99.0%
Australia — 2.5%
Commonwealth Bank of Australia	82,520	$4,800,459

Canada — 3.9%
Canadian National Railway Co.	68,712	7,420,209

Denmark — 6.9%
Chr Hansen Holding A/S	32,925	1,621,861
Novo Nordisk A/S, Class B	114,288	11,385,120
		13,006,981
France — 13.8%
Air Liquide SA	33,038	3,776,052
EssilorLuxottica SA	46,948	6,381,031
L’Oreal SA	22,786	7,285,330
LVMH Moet Hennessy Louis Vuitton SE	14,505	8,551,414
		25,993,827
Germany — 3.4%
Rational AG	3,870	1,874,246
SAP SE	54,651	4,453,601
		6,327,847
India — 2.8%
HDFC Bank, Ltd., ADR	89,724	5,241,676

Japan — 9.8%
FANUC Corp.	21,001	2,948,841
Keyence Corp.	21,920	7,245,887
Shimano, Inc.	28,321	4,431,248
Unicharm Corp.	116,011	3,805,728
		18,431,704
Sweden — 1.3%
Svenska Handelsbanken AB, Class A	300,458	2,466,448

Switzerland — 19.9%
Alcon, Inc.	74,367	4,319,640
Cie Financiere Richemont SA	39,024	3,683,688
Geberit AG	10,406	4,461,970
Nestle SA	117,612	12,720,596
Roche Holding AG	24,579	8,001,270
Schindler Holding AG	27,798	4,314,240
		37,501,404
Taiwan — 5.4%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	148,548	$10,184,451

United Kingdom — 24.6%
Bunzl PLC	139,892	4,274,188
Diageo PLC	210,803	8,873,592
Howden Joinery Group PLC	612,314	3,420,781
InterContinental Hotels Group PLC	136,190	6,559,276
Intertek Group PLC	89,990	3,692,273
London Stock Exchange Group PLC	87,738	7,409,511
Rotork PLC	993,362	2,578,016
Spirax-Sarco Engineering PLC	39,324	4,520,499
Unilever PLC	115,489	5,083,180
		46,411,316
United States — 4.7%
S&P Global, Inc.	28,721	8,769,957

Total Common Stocks (identified cost $183,912,479)		186,556,279

Total Investments — 99.0% (identified cost $183,912,479)		186,556,279
Other Assets and Liabilities — 1.0%		1,852,337
Total Net Assets — 100.0%		$188,408,616

ADR — American Depositary Receipt

PLC — Public Limited Company

See accompanying Notes to the Financial Statements.

Global Equity Fund Schedule of Investments September 30, 2022 (Unaudited)

Description	Shares	Value
Common Stocks — 99.2%
France — 3.3%
LVMH Moet Hennessy Louis Vuitton SE	1,415	$834,212

India — 2.3%
HDFC Bank, Ltd., ADR	9,840	574,853

Japan — 2.8%
Keyence Corp.	2,142	708,061

Switzerland — 10.4%
Geberit AG	1,175	503,826
Nestle SA	9,027	976,336
Roche Holding AG	2,575	838,247
Schindler Holding AG	1,935	300,311
		2,618,720
Taiwan — 3.7%
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	13,483	924,395

United Kingdom — 9.1%
Diageo PLC	20,265	853,040
InterContinental Hotels Group PLC	10,215	491,982
Intertek Group PLC	8,036	329,715
Spirax-Sarco Engineering PLC	3,185	366,132
Unilever PLC	5,456	240,143
		2,281,012
United States — 67.6%
Alphabet, Inc., Class A (1)	16,910	$1,617,442
AutoZone, Inc. (1)	623	1,334,422
Becton, Dickinson and Co.	3,181	708,822
Carrier Global Corp.	13,393	476,255
CME Group, Inc.	3,293	583,289
Graco, Inc.	8,832	529,478
Johnson & Johnson	7,005	1,144,337
Mastercard, Inc., Class A	3,895	1,107,504
Mettler-Toledo International, Inc. (1)	526	570,247
Microsoft Corp.	7,290	1,697,841
Moody’s Corp.	5,673	1,379,163
MSCI, Inc.	1,903	802,666
NIKE, Inc., Class B	5,722	475,613
Oracle Corp.	9,883	603,555
Otis Worldwide Corp.	9,798	625,112
PepsiCo, Inc.	5,347	872,951
Sherwin-Williams Co.	3,285	672,604
TJX Cos., Inc.	12,598	782,588
UnitedHealth Group, Inc.	1,935	977,253
		16,961,142
Total Common Stocks (identified cost $23,095,248)		24,902,395

Total Investments — 99.2% (identified cost $23,095,248)		24,902,395
Other Assets and Liabilities — 0.8%		200,871
Total Net Assets — 100.0%		$25,103,266

(1)	Non-income producing.

ADR — American Depositary Receipt

PLC — Public Limited Company

See accompanying Notes to the Financial Statements.

U.S. Equity Long-Term Quality Fund Schedule of Investments September 30, 2022 (Unaudited)

Description	Shares	Value
Common Stocks — 99.9%
Basic Materials — 7.0%
Chemicals — 7.0%
Linde PLC	11,433	$3,082,222
Sherwin-Williams Co.	11,692	2,393,937
Total Basic Materials		5,476,159

Communications — 10.0%
Internet — 7.5%
Alphabet, Inc., Class A(1)	61,151	5,849,093

Media — 2.5%
FactSet Research Systems, Inc.	4,740	1,896,522
Total Communications		7,745,615

Consumer, Cyclical — 15.9%
Apparel — 2.2%
NIKE, Inc., Class B	20,731	1,723,161

Retail — 13.7%
AutoZone, Inc.(1)	2,288	4,900,736
Lowe’s Cos., Inc.	16,913	3,176,430
TJX Cos., Inc.	40,906	2,541,081
		10,618,247
Total Consumer, Cyclical		12,341,408

Consumer, Non-cyclical — 21.2%
Beverages — 4.5%
PepsiCo, Inc.	21,619	3,529,518

Cosmetics/Personal Care — 1.6%
Colgate-Palmolive Co.	17,853	1,254,173

Healthcare-Services — 6.7%
UnitedHealth Group, Inc.	10,244	5,173,630

Pharmaceuticals — 8.4%
Becton, Dickinson and Co.	10,361	2,308,742
Johnson & Johnson	25,946	4,238,538
		6,547,280
Total Consumer, Non-Cyclical		16,504,601

Financial — 12.9%
Diversified Financial Services — 12.9%
CME Group, Inc.	12,051	$2,134,594
Mastercard, Inc., Class A	12,293	3,495,392
Moody’s Corp.	18,277	4,443,321
Total Financial		10,073,307

Industrial — 12.2%
Building Materials — 2.4%
Carrier Global Corp.	51,694	1,838,238

Electronics — 2.3%
Mettler-Toledo International, Inc.(1)	1,666	1,806,144

Machinery-Diversified — 7.5%
Graco, Inc.	33,832	2,028,229
Middleby Corp.(1)	15,411	1,975,228
Otis Worldwide Corp.	29,258	1,866,660
		5,870,117
Total Industrial		9,514,499

Technology — 20.7%
Semiconductors — 3.0%
Analog Devices, Inc.	16,768	2,336,453

Software — 17.7%
Adobe Systems, Inc.(1)	5,850	1,609,920
Microsoft Corp.	31,896	7,428,578
MSCI, Inc.	6,459	2,724,342
Oracle Corp.	32,828	2,004,806
		13,767,646
Total Technology		16,104,099

Total Common Stocks (identified cost $65,532,936)		77,759,688

Total Investments — 99.9% (identified cost $65,532,936)		77,759,688
Other Assets and Liabilities — 0.1%		45,308
Total Net Assets — 100.0%		$77,804,996

(1)	Non-income producing.

PLC — Public Limited Company

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Statements of Assets and Liabilities September 30, 2022 (Unaudited)

	Small/Mid-Cap Growth Fund	International Equity Fund	Global Equity Fund	U.S. Equity Long-Term Quality Fund
Assets:
Investments in unaffiliated issuers, at value	$75,403,452	$186,556,279	$24,902,395	$77,759,688
Cash	715,745	696,963	39,735	90,132
Cash denominated in foreign currencies(1)	—	32,226	97,476	—
Dividends and interest receivable	10,247	1,113,482	81,571	6,323
Receivable for investments sold	91,425	461,889	—	—
Receivable for capital stock sold	22,116	1,702	—	—
Due from Adviser	—	—	16,701	—
Prepaid expenses	6,257	34,013	18,952	26,831
Total assets	76,249,242	188,896,554	25,156,830	77,882,974
Liabilities:
Payables:
Investments purchased	—	269,597	—	—
Capital stock redeemed	5,313	20,015	—	—
Adviser for management fees (Note 3)	35,220	86,824	—	22,130
Shareholder servicing	—	27,513	—	—
Trustee	69	69	68	68
Transfer agent	10,778	16,182	7,305	8,268
Audit and tax	22,285	22,285	22,285	22,285
Legal	7,559	7,559	7,559	7,559
12b-1	26	657	211	3
Other liabilities	21,178	37,237	16,136	17,665
Total liabilities	102,428	487,938	53,564	77,978
Total net assets	$76,146,814	$188,408,616	$25,103,266	$77,804,996
Net assets consist of:
Paid-in capital	$54,255,712	$186,784,640	$21,996,274	$62,818,291
Total distributable earnings (loss)	21,891,102	1,623,976	3,106,992	14,986,705
Total net assets	$76,146,814	$188,408,616	$25,103,266	$77,804,996
Net asset value per share (unlimited shares authorized, $0.001 par value)
Investor class	$15.18	$11.36	$14.67	$13.18
Institutional class	15.46	11.38	14.74	13.21
Z class	—	11.45	—	—
Net assets:
Investor class	$117,417	$3,034,523	$955,205	$13,495
Institutional class	76,029,397	154,851,386	24,148,061	77,791,501
Z class	—	30,522,707	—	—
Total net assets	$76,146,814	$188,408,616	$25,103,266	$77,804,996
Shares outstanding:
Investor class	7,737	267,071	65,111	1,024
Institutional class	4,918,020	13,610,105	1,637,950	5,886,939
Z class	—	2,666,728	—	—
Total shares outstanding	4,925,757	16,543,904	1,703,061	5,887,963
Investments, at cost:
Investments in unaffiliated issuers at cost	$65,468,800	$183,912,479	$23,095,248	$65,532,936

(1)	Identified cost of cash denominated in foreign currencies are $0, $33,269, $101,428 and $0, respectively.

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Statements of Operations Period Ended September 30, 2022 (Unaudited)

	Small/Mid-Cap Growth Fund	International Equity Fund	Global Equity Fund	U.S. Equity Long-Term Quality Fund
Investment income:
Dividend income from:
Unaffiliated issuers(1)	$402,405	$2,487,190	$205,783	$511,700
Total income	402,405	2,487,190	205,783	511,700

Expenses:
Investment advisory (Note 3)	415,498	892,068	116,300	242,723
Fund accounting and administration	40,739	72,614	24,616	35,718
Transfer agent	31,705	49,743	22,600	25,976
Registration	20,796	22,300	20,121	14,520
Trustees	25,069	25,068	25,068	25,068
Miscellaneous	14,644	23,369	12,630	9,435
Audit and tax	21,306	21,306	21,306	21,306
Chief compliance officer	10,529	10,529	10,529	10,529
Legal	16,093	16,093	16,093	16,112
Custodian	6,165	15,662	6,964	5,112
Licensing	7,743	14,069	1,636	5,334
12b-1 (Note 2):
Investor class	140	3,701	1,333	19
Shareholder servicing (Note 2):
Investor class	—	3,700	—	—
Institutional class	—	230,797	—	—
Z class	—	44,274	—	—
Total expenses	610,427	1,445,293	279,196	411,852

Deduct:
Expense waiver of fees and reimbursement of expenses (Note 4)	(125,539)	(362,192)	(147,026)	(75,951)
Net expenses	484,888	1,083,101	132,170	335,901
Net investment income (loss)	(82,483)	1,404,089	73,613	175,799

Net realized and unrealized gain (loss) on investments and foreign currency:
Net realized gain (loss) on transactions from:
Investments in unaffiliated issuers	2,957,660	(1,693,652)	74,419	468,286
Foreign currency transactions	—	(44,028)	(9,273)	—
Total net realized gain (loss) on transactions	2,957,660	(1,737,680)	65,146	468,286
Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(26,344,111)	(56,893,058)	(6,259,887)	(16,907,877)
Foreign currency translations	—	(75,030)	(7,357)	—
Total net change in unrealized depreciation	(26,344,111)	(56,968,088)	(6,267,244)	(16,907,877)
Net realized and unrealized loss on investments and foreign currency	(23,386,451)	(58,705,768)	(6,202,098)	(16,439,591)
Change in net assets resulting from operations	$(23,468,934)	$(57,301,679)	$(6,128,485)	$(16,263,792)

(1)	Net of foreign taxes withheld of $750, $241,096, $10,943, and $0, respectively.

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Statements of Changes in Net Assets

	Small/Mid-Cap Growth Fund		International Equity Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Change in net assets resulting from:
Operations:
Net investment income (loss)	$(82,483)	$(438,359)	$1,404,089	$1,382,909
Net realized gain (loss) on investments	2,957,660	21,029,499	(1,737,680)	(47,869)
Net change in unrealized appreciation (depreciation) on investments	(26,344,111)	(16,580,668)	(56,968,088)	6,991,827
Change in net assets resulting from operations	(23,468,934)	4,010,472	(57,301,679)	8,326,867

Dividends to Shareholders:
Investor class	—	(12,304)	—	(6,405)
Institutional class	—	(15,810,834)	—	(1,297,837)
Z class	—	—	—	(357,311)
Change in net assets resulting from dividends to shareholders	—	(15,823,138)	—	(1,661,553)

Capital stock transactions:
Proceeds from sale of shares:
Investor class	37,685	43,389	1,711,998	870,828
Institutional class	3,608,931	11,756,964	20,257,915	63,255,976
Net proceeds from sale of shares	3,646,616	11,800,353	21,969,913	64,126,804
Net asset value of shares issued to shareholders in payment of dividends declared:
Investor class	—	12,304	—	6,404
Institutional class	—	14,521,528	—	1,112,195
Z class	—	—	—	357,311
Net proceeds from shares issued	—	14,533,832	—	1,475,910
Cost of shares redeemed:
Investor class	(2,058)	(7,703)	(192,000)	(201,352)
Institutional class	(27,555,567)	(40,664,584)	(35,442,200)	(11,857,765)
Z class	—	—	(4,000,000)	—
Net cost of shares redeemed	(27,557,625)	(40,672,287)	(39,634,200)	(12,059,117)
Change in net assets resulting from capital stock transactions	(23,911,009)	(14,338,102)	(17,664,287)	53,543,597
Change in net assets	(47,379,943)	(26,150,768)	(74,965,966)	60,208,911

Net Assets:
Beginning of period	123,526,757	149,677,525	263,374,582	203,165,671
End of period	$76,146,814	$123,526,757	$188,408,616	$263,374,582

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Statements of Changes in Net Assets – Continued

	Small/Mid-Cap Growth Fund		International Equity Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Capital Stock Transactions in Shares:
Sale of shares:
Investor class	2,233	2,016	128,661	58,499
Institutional class	214,286	561,183	1,528,148	4,107,023
Net sale of shares	216,519	563,199	1,656,809	4,165,522
Shares issued to shareholder in payment of dividends declared:
Investor class	—	610	—	394
Institutional class	—	707,677	—	68,401
Z class	—	—	—	21,867
Net shares issued	—	708,287	—	90,662
Shares redeemed:
Investor class	(118)	(351)	(15,313)	(13,017)
Institutional class	(1,640,522)	(2,006,116)	(2,724,809)	(779,689)
Z class	—	—	(274,348)	—
Net shares redeemed	(1,640,640)	(2,006,467)	(3,014,470)	(792,706)
Net change resulting from fund share transactions in shares	(1,424,121)	(734,981)	(1,357,661)	3,463,478

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Statements of Changes in Net Assets

	Global Equity Fund		U.S. Equity Long-Term Quality Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Change in net assets resulting from:
Operations:
Net investment income	$73,613	$80,067	$175,799	$317,654
Net realized gain on investments	65,146	2,052,189	468,286	2,164,104
Net change in unrealized appreciation (depreciation) on investments	(6,267,244)	210,223	(16,907,877)	10,205,524
Change in net assets resulting from operations	(6,128,485)	2,342,479	(16,263,792)	12,687,282

Dividends to Shareholders:
Investor class	—	(39,388)	—	(170)
Institutional class	—	(1,007,823)	—	(1,092,787)
Change in net assets resulting from dividends to shareholders	—	(1,047,211)	—	(1,092,957)

Capital stock transactions:
Proceeds from sale of shares:
Investor class	27,200	361,730	—	2,300
Institutional class	65,718	10,717,266	1,069,780	10,362,923
Net proceeds from sale of shares	92,918	11,078,996	1,069,780	10,365,223
Net asset value of shares issued to shareholders in payment of dividends declared:
Investor class	—	37,403	—	171
Institutional class	—	611,145	—	646,981
Net proceeds from shares issued	—	648,548	—	647,152
Cost of shares redeemed:
Investor class	(123)	(293,399)	—	(2,414)
Institutional class	(1,189,803)	(7,757,657)	(4,084,851)	(7,180,066)
Net cost of shares redeemed	(1,189,926)	(8,051,056)	(4,084,851)	(7,182,480)
Change in net assets resulting from capital stock transactions	(1,097,008)	3,676,488	(3,015,071)	3,829,895
Change in net assets	(7,225,493)	4,971,756	(19,278,863)	15,424,220

Net Assets:
Beginning of period	32,328,759	27,357,003	97,083,859	81,659,639
End of period	$25,103,266	$32,328,759	$77,804,996	$97,083,859

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Statements of Changes in Net Assets – Continued

	Global Equity Fund		U.S. Equity Long-Term Quality Fund
	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022	Six Months Ended September 30, 2022 (Unaudited)	Year Ended March 31, 2022
Capital Stock Transactions in Shares:
Sale of shares:
Investor class	1,663	19,210	—	147
Institutional class	4,107	531,081	71,793	624,195
Net sale of shares	5,770	550,291	71,793	624,342
Shares issued to shareholder in payment of dividends declared:
Investor class	—	1,865	—	10
Institutional class	—	30,375	—	37,463
Net shares issued	—	32,240	—	37,473
Shares redeemed:
Investor class	(7)	(16,051)	—	(148)
Institutional class	(70,156)	(398,341)	(275,176)	(425,670)
Net shares redeemed	(70,163)	(414,392)	(275,176)	(425,818)
Net change resulting from fund share transactions in shares	(64,393)	168,139	(203,383)	235,997

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Financial Highlights – Investor Class

For a Share Outstanding Throughout the Period

Period Ended	Net asset value, beginning of period	Net investment income (loss) value	Net realized and unrealized gain (loss)	Total from investment operations	Dividends to shareholders from net investment income	Dividends to shareholders from net realized gain	Total dividends	Net asset value, end of period
Small/Mid-Cap Growth Fund
2022[1,2]	$19.12	$(0.04)	$(3.90)	$(3.94)	$—	$—	$—	$15.18
2022[1]	$20.85	$(0.12)	$0.80	$0.68	$—	$(2.41)	$(2.41)	$19.12
2021[1]	$12.68	$(0.15)	$12.52	$12.37	$—	$(4.20)	$(4.20)	$20.85
2020[1]	$16.71	$(0.12)	$(2.00)	$(2.12)	$—	$(1.91)	$(1.91)	$12.68
2019	$21.20	$(0.11)	$(0.38)	$(0.49)	$—	$(4.00)	$(4.00)	$16.71
2018[3]	$20.39	$(0.01)	$0.82	$0.81	$—	$—	$—	$21.20
International Equity Fund
2022[1,2]	$14.70	$0.06	$(3.40)	$(3.34)	$—	$—	$—	$11.36
2022[1]	$14.06	$0.04	$0.65	$0.69	$(0.03)	$(0.02)	$(0.05)	$14.70
2021[1]	$9.92	$0.03	$4.37	$4.40	$(0.04)	$(0.22)	$(0.26)	$14.06
2020[1]	$10.48	$0.05	$(0.50)	$(0.45)	$(0.08)	$(0.03)	$(0.11)	$9.92
2019[1]	$10.24	$0.08	$0.26	$0.34	$(0.08)	$(0.02)	$(0.10)	$10.48
2018[4]	$10.00	$0.02	$0.22	$0.24	$—	$—	$—	$10.24
Global Equity Fund
2022[1,2]	$18.23	$0.02	$(3.58)	$(3.56)	$—	$—	$—	$14.67
2022[1]	$17.05	$—	$1.83	$1.83	$(0.01)	$(0.64)	$(0.65)	$18.23
2021[1]	$11.63	$0.02	$5.49	$5.51	$(0.03)	$(0.06)	$(0.09)	$17.05
2020[1]	$12.73	$0.05	$(0.63)	$(0.58)	$(0.11)	$(0.41)	$(0.52)	$11.63
2019	$11.60	$0.04	$1.19	$1.23	$(0.07)	$(0.03)	$(0.10)	$12.73
2018[5]	$10.00	$0.09	$1.52	$1.61	$(0.01)	$—	$(0.01)	$11.60
U.S. Equity Long-Term Quality Fund
2022[1,2]	$15.92	$0.01	$(2.75)	$(2.74)	$—	—	$—	$13.18
2022[1]	$13.93	$0.02	$2.12	$2.14	$(0.02)	$(0.13)	$(0.15)	$15.92
2021[1]	$9.28	$0.03	$4.78	$4.81	$(0.03)	$(0.13)	$(0.16)	$13.93
2020[1,6]	$10.00	$0.03	$(0.72)	$(0.69)	$(0.03)	$(0.00)[7]	$(0.03)	$9.28

[1]	Per share calculations are based on average shares outstanding throughout the period.
[2]	Reflects operations for the six months ended September 30, 2022 (Unaudited).
[3]	Reflects operations for the period from February 12, 2018 (inception date) to March 31, 2018.
[4]	Reflects operations for the period from September 29, 2017 (inception date) to March 31, 2018.
[5]	Reflects operations for the period from April 28, 2017 (inception date) to March 31, 2018.
[6]	Reflects operations for the period from September 30, 2019 (inception date) to March 31, 2020.
[7]	Less than $0.01 per share.
[8]	Based on net asset value as of end of period date.
[9]	Not annualized for periods less than one year.
[10]	Annualized, with the exception of non-recurring organizational costs..
[11]	The contractual and voluntary expense waivers pursuant to Note 2 and Note 4 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Financial Highlights – Investor Class – Continued

For a Share Outstanding Throughout the Period

Period Ended	Total return[8,9]	Gross Expenses[10]	Net Expenses[10,11]	Net investment income (loss)[10,11]	Net assets, end of period (000 omitted)	Portfolio turnover rate[9]
Small/Mid-Cap Growth Fund
2022[1,2]	(20.61)%	1.57%	1.30%	(0.43)%	$117	11%
2022[1]	2.64%	1.40%	1.30%	(0.55)%	$108	24%
2021[1]	99.38%	1.41%	1.30%	(0.78)%	$70	53%
2020[1]	(15.36)%	1.36%	1.30%	(0.70)%	$11	38%
2019	2.44%	1.36%	1.30%	(0.73)%	$11	50%
2018[3]	3.97%	1.45%	1.30%	(0.53)%	$10	34%
International Equity Fund
2022[1,2]	(22.72)%	1.54%	1.25%	0.98%	$3,035	3%
2022[1]	4.91%	1.49%	1.25%	0.27%	$2,260	2%
2021[1]	44.38%	1.55%	1.25%	0.19%	$1,516	12%
2020[1]	(4.48)%	1.56%	1.25%	0.44%	$324	8%
2019[1]	3.51%	1.73%	1.25%	0.83%	$94	38%
2018[4]	2.40%	1.88%	1.25%	0.39%	$57	38%
Global Equity Fund
2022[1,2]	(19.53)%	2.16%	1.15%	0.27%	$955	2%
2022[1]	10.39%	1.95%	1.15%	0.01%	$1,157	25%
2021[1]	47.37%	2.30%	1.15%	0.10%	$996	16%
2020[1]	(5.26)%	2.39%	1.15%	0.35%	$340	45%
2019	10.75%	3.59%	1.15%	0.72%	$144	28%
2018[5]	16.12%	8.42%	1.15%	0.86%	$58	51%
U.S. Equity Long-Term Quality Fund
2022[1,2]	(17.21)%	1.17%	1.00%	0.15%	$13	2%
2022[1]	15.20%	1.13%	1.00%	0.09%	$16	10%
2021[1]	52.04%	1.29%	1.00%	0.24%	$14	8%
2020[1,6]	(6.96)%	1.73%	1.00%	0.48%	$9	6%

[1]	Per share calculations are based on average shares outstanding throughout the period.
[2]	Reflects operations for the six months ended September 30, 2022 (Unaudited).
[3]	Reflects operations for the period from February 12, 2018 (inception date) to March 31, 2018.
[4]	Reflects operations for the period from September 29, 2017 (inception date) to March 31, 2018.
[5]	Reflects operations for the period from April 28, 2017 (inception date) to March 31, 2018.
[6]	Reflects operations for the period from September 30, 2019 (inception date) to March 31, 2020.
[7]	Less than $0.01 per share.
[8]	Based on net asset value as of end of period date.
[9]	Not annualized for periods less than one year.
[10]	Annualized, with the exception of non-recurring organizational costs.
[11]	The contractual and voluntary expense waivers pursuant to Note 2 and Note 4 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Financial Highlights – Institutional Class

For a Share Outstanding Throughout the Period

Period Ended	Net asset value, beginning of period	Net investment income (loss) value	Net realized and unrealized gain (loss)	Total from investment operations	Dividends to shareholders from net investment income	Dividends to shareholders from net realized gain	Total dividends	Net asset value, end of period
Small/Mid-Cap Growth Fund
2022[1,2]	$19.45	$(0.02)	$(3.97)	$(3.99)	$—	$—	$—	$15.46
2022[1]	$21.13	$(0.06)	$0.79	$0.73	$—	$(2.41)	$(2.41)	$19.45
2021[1]	$12.78	$(0.10)	$12.65	$12.55	$—	$(4.20)	$(4.20)	$21.13
2020[1]	$16.79	$(0.08)	$(2.02)	$(2.10)	$—	$(1.91)	$(1.91)	$12.78
2019	$21.21	$(0.10)	$(0.32)	$(0.42)	$—	$(4.00)	$(4.00)	$16.79
2018[3]	$17.75	$(0.10)	$3.56	$3.46	$—	$—	$—	$21.21
2017[4]	$15.37	$(0.08)	$2.50	$2.42	$—	$(0.04)	$(0.04)	$17.75
International Equity Fund
2022[1,2]	$14.70	$0.08	$(3.40)	$(3.32)	$—	$—	$—	$11.38
2022[1]	$14.06	$0.08	$0.65	$0.73	$(0.07)	$(0.02)	$(0.09)	$14.70
2021[1]	$9.92	$0.06	$4.34	$4.40	$(0.04)	$(0.22)	$(0.26)	$14.06
2020[1]	$10.48	$0.08	$(0.50)	$(0.42)	$(0.11)	$(0.03)	$(0.14)	$9.92
2019[1]	$10.25	$0.12	$0.24	$0.36	$(0.10)	$(0.03)	$(0.13)	$10.48
2018[5]	$10.00	$0.05	$0.20	$0.25	$—	$—	$—	$10.25
Global Equity Fund
2022[1,2]	$18.29	$0.04	$(3.59)	$(3.55)	$—	$—	$—	$14.74
2022[1]	$17.11	$0.05	$1.82	$1.87	$(0.05)	$(0.64)	$(0.69)	$18.29
2021[1]	$11.66	$0.05	$5.52	$5.57	$(0.06)	$(0.06)	$(0.12)	$17.11
2020[1]	$12.74	$0.08	$(0.62)	$(0.54)	$(0.13)	$(0.41)	$(0.54)	$11.66
2019	$11.60	$0.11	$1.15	$1.26	$(0.09)	$(0.03)	$(0.12)	$12.74
2018[6]	$10.00	$0.08	$1.55	$1.63	$(0.03)	$—	$(0.03)	$11.60
U.S. Equity Long-Term Quality Fund
2022[1,2]	$15.94	$0.03	$(2.76)	$(2.73)	$—	$—	$—	$13.21
2022[1]	$13.95	$0.05	$2.13	$2.18	$(0.06)	$(0.13)	$(0.19)	$15.94
2021[1]	$9.28	$0.06	$4.79	$4.85	$(0.05)	$(0.13)	$(0.18)	$13.95
2020[1,7]	$10.00	$0.04	$(0.73)	$(0.69)	$(0.03)	$(0.00)[8]	$(0.03)	$9.28

[1]	Per share calculations are based on average shares outstanding throughout the period.
[2]	Reflects operations for the six months ended September 30, 2022 (Unaudited).
[3]	Reflects operations for the period from June 1, 2017 to March 31, 2018. Effective as of the close of business on February 27, 2018 the fiscal year end was changed from May 31st to March 31st.
[4]	Reflects operations for the fiscal year from June 1st through May 31st.
[5]	Reflects operations for the period from September 29, 2017 (inception date) to March 31, 2018.
[6]	Reflects operations for the period from April 28, 2017 (inception date) to March 31, 2018.
[7]	Reflects operations for the period from September 30, 2019 (inception date) to March 31, 2020.
[8]	Less than $0.01 per share.
[9]	Based on net asset value as of end of period date.
[10]	Not annualized for periods less than one year.
[11]	Annualized, with the exception of non-recurring organizational costs..
[12]	The contractual and voluntary expense waivers pursuant to Note 2 and Note 4 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Financial Highlights – Institutional Class – Continued

For a Share Outstanding Throughout the Period

Period Ended	Total return[9,10]	Gross Expenses[11]	Net Expenses[11,12]	Net investment income (loss)[11,12]	Net assets, end of period (000 omitted)	Portfolio turnover rate[10]
Small/Mid-Cap Growth Fund
2022[1,2]	(20.51)%	1.32%	1.05%	(0.18)%	$76,029	11%
2022[1]	2.85%	1.15%	1.05%	(0.30)%	$123,419	24%
2021[1]	100.06%	1.16%	1.05%	(0.53)%	$149,608	53%
2020[1]	(15.16)%	1.11%	1.05%	(0.45)%	$108,356	38%
2019	2.81%	1.11%	1.05%	(0.49)%	$190,348	50%
2018[3]	19.49%	1.20%	1.05%	(0.49)%	$276,627	34%
2017[4]	15.80%	1.19%	1.05%	(0.48)%	$292,697	55%
International Equity Fund
2022[1,2]	(22.59)%	1.29%	1.00%	1.23%	$154,851	3%
2022[1]	5.16%	1.24%	1.00%	0.52%	$217,664	2%
2021[1]	44.43%	1.30%	1.00%	0.44%	$160,421	12%
2020[1]	(4.23)%	1.31%	1.00%	0.69%	$79,543	8%
2019[1]	3.72%	1.48%	1.00%	1.21%	$45,193	38%
2018[5]	2.50%	1.63%	1.00%	2.67%	$4,424	38%
Global Equity Fund
2022[1,2]	(19.41)%	1.91%	0.90%	0.52%	$24,148	2%
2022[1]	10.58%	1.70%	0.90%	0.26%	$31,172	25%
2021[1]	47.78%	2.05%	0.90%	0.35%	$26,361	16%
2020[1]	(4.97)%	2.14%	0.90%	0.60%	$15,613	45%
2019	11.07%	3.34%	0.90%	0.96%	$12,478	28%
2018[6]	16.30%	8.17%	0.90%	1.04%	$11,461	51%
U.S. Equity Long-Term Quality Fund
2022[1,2]	(17.13)%	0.92%	0.75%	0.40%	$77,792	2%
2022[1]	15.49%	0.88%	0.75%	0.33%	$97,068	10%
2021[1]	52.48%	1.04%	0.75%	0.48%	$81,645	8%
2020[1,7]	(6.91)%	1.48%	0.75%	0.73%	$43,299	6%

[1]	Per share calculations are based on average shares outstanding throughout the period.
[2]	Reflects operations for the six months ended September 30, 2022 (Unaudited).
[3]	Reflects operations for the period from June 1, 2017 to March 31, 2018. Effective as of the close of business on February 27, 2018 the fiscal year end was changed from May 31st to March 31st.
[4]	Reflects operations for the fiscal year from June 1st through May 31st.
[5]	Reflects operations for the period from September 29, 2017 (inception date) to March 31, 2018.
[6]	Reflects operations for the period from April 28, 2017 (inception date) to March 31, 2018.
[7]	Reflects operations for the period from September 30, 2019 (inception date) to March 31, 2020.
[8]	Less than $0.01 per share.
[9]	Based on net asset value as of end of period date.
[10]	Not annualized for periods less than one year.
[11]	Annualized, with the exception of non-recurring organizational costs.
[12]	The contractual and voluntary expense waivers pursuant to Note 2 and Note 4 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Financial Highlights – Z Class

For a Share Outstanding Throughout the Period

Period Ended	Net asset value, beginning of period	Net investment income (loss) value	Net realized and unrealized gain (loss)	Total from investment operations	Dividends to shareholders from net investment income	Dividends to shareholders from net realized gain	Total dividends	Net asset value, end of period
International Equity Fund
2022[1,2]	$14.77	$0.09	$(3.41)	$(3.32)	$—	$—	$—	$11.45
2022[1]	$14.12	$0.11	$0.66	$0.77	$(0.10)	$(0.02)	$(0.12)	$14.77
2021[1]	$9.96	$0.08	$4.36	$4.44	$(0.06)	$(0.22)	$(0.28)	$14.12
2020[1]	$10.52	$0.10	$(0.51)	$(0.41)	$(0.12)	$(0.03)	$(0.15)	$9.96
2019[1]	$10.26	$0.13	$0.26	$0.39	$(0.10)	$(0.03)	$(0.13)	$10.52
2018[3]	$10.00	$0.04	$0.22	$0.26	$—	$—	$—	$10.26

[1]	Per share calculations are based on average shares outstanding throughout the period.
[2]	Reflects operations for the six months ended September 30, 2022 (Unaudited).
[3]	Reflects operations for the period from September 29, 2017 (inception date) to March 31, 2018.
[4]	Based on net asset value as of end of period date.
[5]	Not annualized for periods less than one year.
[6]	Annualized, with the exception of non-recurring organizational costs.
[7]	The contractual and voluntary expense waivers pursuant to Note 2 and Note 4 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Financial Highlights – Z Class – Continued

For a Share Outstanding Throughout the Period

Period Ended	Total return[4,5]	Gross Expenses[6]	Net Expenses[6,7]	Net investment income (loss)[6,7]	Net assets, end of period (000 omitted)	Portfolio turnover rate[5]
International Equity Fund
2022[1,2]	(22.48)%	1.29%	0.80%	1.43%	$30,523	3%
2022[1]	5.39%	1.24%	0.80%	0.72%	$43,451	2%
2021[1]	44.65%	1.30%	0.80%	0.64%	$41,229	12%
2020[1]	(4.07)%	1.31%	0.80%	0.89%	$45,405	8%
2019[1]	4.02%	1.48%	0.80%	1.23%	$57,026	38%
2018[3]	2.60%	1.63%	0.80%	0.88%	$74,465	38%

[1]	Per share calculations are based on average shares outstanding throughout the period.
[2]	Reflects operations for the six months ended September 30, 2022 (Unaudited).
[3]	Reflects operations for the period from September 29, 2017 (inception date) to March 31, 2018.
[4]	Based on net asset value as of end of period date.
[5]	Not annualized for periods less than one year.
[6]	Annualized, with the exception of non-recurring organizational costs..
[7]	The contractual and voluntary expense waivers pursuant to Note 2 and Note 4 of the financial statements are reflected in both the net expense and net investment income (loss) ratios.

See accompanying Notes to the Financial Statements.

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2022 (Unaudited)

1. Organization

The Fiera Capital Series Trust (the “Trust”) was organized on December 8, 2016, as a statutory trust under the laws of the State of Delaware and is registered under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company. As of the close of business on September 30, 2022, the Trust consisted of four series: Fiera Capital Small/Mid-Cap Growth Fund (the “Small/Mid-Cap Growth Fund”), Fiera Capital International Equity Fund (the “International Equity Fund”), Fiera Capital Global Equity Fund (the “Global Equity Fund”), and Fiera Capital U.S. Equity Long-Term Quality Fund (the “U.S. Equity Long-Term Quality Fund”) (each a “Fund” and collectively the “Funds”). Inception dates displayed throughout this report represent the beginning performance measurement date by which the original NAV (“Net Asset Value”) was used for subscription placement. The funds’/class’ commencement of investment operations date began on the business day following the inception date.

Small/Mid-Cap Growth Fund – The investment objective of the Small/Mid-Cap Growth Fund is to achieve long-term capital growth. The Fund seeks to achieve its investment objective by investing in a diversified portfolio of common stocks of companies believed to be small- and mid-cap growth-oriented companies that are selected for their long-term capital appreciation potential and which the Adviser expects to grow faster than the U.S. economy. The Fund considers an issuer to be a small- or mid-capitalization issuer if it has a market capitalization, at the time of purchase, within the range of the largest and smallest capitalized issuers included in the Russell 2500 Growth Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. The Fund’s inception date was June 29, 2012.

International Equity Fund – The investment objective of the International Equity Fund is to achieve capital appreciation. The Fund seeks to achieve its investment objective by investing in a portfolio of international equities. Under normal market conditions, the International Equity Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies located in at least three countries other than the U.S, including emerging market countries. For these purposes, a company is considered located in a country outside the United States if: (i) the company’s securities are principally traded on such country’s exchange or (ii) the company’s securities are included in the MSCI World Ex-US Index. In addition, the Fund considers countries represented in the MSCI Emerging Markets Index to be emerging market countries. The Fund may invest in issuers with market capitalizations of any size, though it generally expects to focus on issues with market capitalization in excess of $1 billion. The Fund’s inception date was September 29, 2017.

Global Equity Fund – The investment objective of the Global Equity Fund is to achieve capital appreciation. The Fund seeks to achieve its investment objective by investing in a portfolio of global equities. Under normal market conditions, the Global Equity Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purpose) in equity securities. Equity securities include common stock, preferred stock, convertible securities and depositary receipts. Under normal market conditions, the Fund generally invests at least 40% of its net assets in companies that maintain their principal place of business or conduct their principal business activities outside the U.S., companies that have their securities traded on non-U.S. exchanges or that have securities that trade in the form of depositary receipts, or companies that have formed under the laws of non-U.S. countries. The Fund may invest in issuers with market capitalizations of any size, though it generally expects to focus on issues with market capitalization in excess of $1 billion. The Fund’s inception date was April 28, 2017.

U.S. Equity Long-Term Quality Fund – The investment objective of the U.S. Equity Long-Term Quality Fund is to achieve long-term capital appreciation. The Fund seeks to achieve its investment objective by investing substantially in a portfolio of U.S. equities. The Fund seeks to invest in what the Fund believes are quality companies, i.e., companies that the Fund considers to have, among other things, an ability to generate an elevated level of return on invested capital significantly above the cost of capital. Under normal market conditions, the U.S. Equity Long-Term Quality Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purpose) in equity securities located in the United States. For these purposes, a company is considered located in the United States if: (i) the company’s securities are principally traded on a U.S. securities exchange or (ii) the company is organized in the United States. Equity securities include common stock, preferred stock, convertible debt securities and depositary receipts. The Fund may invest in issuers with market capitalizations of any size, though it generally expects to focus on issues with market capitalization in excess of $1 billion. The Fund’s inception date was September 30, 2019.

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2022 (Unaudited)

Fiera Capital Inc. (the “Adviser”) serves as the investment adviser of the Funds. The Board of Trustees of the Trust (the “Board”) has the overall responsibility for monitoring the operations of the Trust and the Funds, including the Adviser. In addition, StonePine Asset Management Inc. (“StonePine”) provides subadvisory services to each of the Funds except the Small/Mid-Cap Growth Fund.

2. Significant Accounting Policies

The Funds are investment companies; as such, these financial statements have applied the guidance set forth in the Accounting Standards Codification (“ASC”) 946, Financial Services-Investment Companies. The policies are in conformity with the United States Generally Accepted Accounting Principles (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Expenses – Expenses are accrued daily. Non-class specific expenses are allocated daily to each class of Shares based on the total Shares outstanding without distinction between Share classes. Expenses attributable to a particular class of Shares are allocated directly to that class. Expenses are subject to the Funds’ respective Expense Limitation Agreements (See Note 4).

Investment Valuation – Each Fund’s securities are generally valued at current market prices. Domestic exchange traded equity securities (other than those that trade on NASDAQ) are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities held short), as reported by such exchanges. Securities traded on NASDAQ are valued: (i) at the NASDAQ Official Closing Price (“NOCP”) (which is the last trade price at or before 4:00 p.m. New York time adjusted up to NASDAQ’s best offer price if the last trade is below such bid and down to NASDAQ’s best offer price if the last trade is above such offer price); (ii) if no NOCP is available, at the last sale price on NASDAQ prior to the calculation of each Fund’s net asset value; (iii) if no sale is shown on NASDAQ, at the bid price; or (iv) if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed “stale” and the value will be determined at fair value as determined in good faith by the Adviser, pursuant to policies adopted by the Board and under the supervision of the Board. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. The Funds do not separately isolate the foreign currency translation for investments, and as such, any impact of foreign exchange is recorded through net realized and unrealized gain (loss) on investments and foreign currency.

Other securities for which market quotations are readily available are valued at their bid prices (or ask prices in the case of securities held short) as obtained from one or more dealers making markets for those securities. If market quotations are not readily available, the security must be valued at fair value (the amount which a Fund might reasonably expect to receive for the security upon its current sale) (“Fair Value Pricing”). The Board has delegated to the Trust’s Valuation Designee, the Fund’s Adviser, the responsibility for making all Fair Value Pricing determinations, subject to the oversight of the Board.

Any debt securities (other than convertible securities) are valued in accordance with the procedures described above which, with respect to these securities, may include the use of valuations furnished by a pricing service which employs a matrix to determine valuations for normal institutional size trading units. The Adviser monitors the reasonableness of valuations provided by the pricing service. Such debt securities with remaining maturities of 60 days or less may, absent unusual circumstances, be valued at amortized cost.

If, in the view of the Adviser, the bid price of a debt security (or ask price in the case of any such security held short), or the bid, ask, or price of any other type of security, does not fairly reflect the market value of the security, the Adviser may value the security at fair value.

All assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars using foreign exchange rates provided by a pricing service compiled as of 4:00 p.m. New York time. Trading in foreign securities generally is completed, and the values of foreign securities are determined prior to the close of securities markets in the U.S. Foreign exchange rates are also determined, prior to such close. On occasion, the values of foreign securities and exchange rates may be materially affected by events occurring before each Fund calculates its net asset value per share but after the close of the primary markets or exchanges on which foreign securities are traded. These intervening events might be country-specific (e.g., natural disaster, economic or political developments, interest-rate change),

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2022 (Unaudited)

issuer-specific (e.g., earnings report, merger announcement), or U.S. market- specific (e.g., a significant movement in the U.S. markets that is deemed to affect the value of foreign securities). When such an event materially affects the values of securities held by the Funds or their liabilities (including foreign securities for which there is a readily available market price), such securities and liabilities may be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds have retained an independent fair value pricing service to assist in fair valuing foreign securities. The service utilizes statistical data based on historical performance of securities, markets, and other data in developing factors used to estimate fair value.

GAAP defines fair value by establishing a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and each Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – unadjusted quoted prices in active markets for identical assets and liabilities.

●

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active).

●	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the valuation inputs, representing 100% of the Funds’ investments, used to value the Funds’ assets and liabilities as of September 30, 2022:

	Small/Mid-Cap Growth Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$75,403,452	$—	$—	$75,403,452
Total	$75,403,452	$—	$—	$75,403,452

	International Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$4,800,459	$—	$4,800,459
Canada	7,420,209	—	—	7,420,209
Denmark	—	13,006,981	—	13,006,981
France	—	25,993,827	—	25,993,827
Germany	—	6,327,847	—	6,327,847
India	5,241,676	—	—	5,241,676
Japan	—	18,431,704	—	18,431,704
Sweden	—	2,466,448	—	2,466,448
Switzerland	—	37,501,404	—	37,501,404
Taiwan	10,184,451	—	—	10,184,451
United Kingdom	—	46,411,316	—	46,411,316
United States	8,769,957	—	—	8,769,957
Total	$31,616,293	$154,939,986	$—	$186,556,279

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2022 (Unaudited)

	Global Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
France	$—	$834,212	$—	$834,212
India	574,853	—	—	574,853
Japan	—	708,061	—	708,061
Switzerland	—	2,618,720	—	2,618,720
Taiwan	924,395	—	—	924,395
United Kingdom	—	2,281,012	—	2,281,012
United States	16,961,142	—	—	16,961,142
Total	$18,460,390	$6,442,005	$—	$24,902,395

	U.S Equity Long-Term Quality Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$77,759,688	$—	$—	$77,759,688
Total	$77,759,688	$—	$—	$77,759,688

*	All sub-categories represent an entire Level 1 evaluation status.

As of September 30, 2022, the Funds did not hold any Level 3 securities.

Investment Transactions and Investment Income – Investment transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date. Income is allocated daily to each class of Shares based on the value of total Shares outstanding of each class.

Dividends to shareholders – The Funds distribute net investment income, if any, and net realized gains (net of any capital loss carryovers) annually. The timing and character of income and capital gain dividends are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatment of net operating loss, wash sales, foreign currency gains and losses, non-deductible offering costs and capital loss carryforwards. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require reclassification.

All shareholders bear the common expenses of the Funds. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in class-specific expenses. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of Shares based on the value of total Shares outstanding of each class without distinction between Share classes. Expenses attributable to a particular class of Shares, such as distribution fees, are allocated directly to that class.

Federal and Other Taxes – Each Fund intends to qualify as a regulated investment company by complying with the provisions available to certain investment companies as defined in Subchapter M of the Internal Revenue Code of 1986, as amended, and to make dividends from net investment income and from net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. The Funds have no uncertain tax positions. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

Management has evaluated all tax positions taken or expected to be taken by the Funds to determine whether each tax position is more likely than not (i.e. greater than 50%) to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions that do not meet the more likely than not threshold will result in the Fund recording an unrecognized tax benefit. If the Funds were to incur an income tax liability in the future, interest on any income tax liability would be reported as interest expense and penalties on any income tax liability would be reported as income taxes. No interest expense or penalties have been recognized for the period ended September 30, 2022. Management of the Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2022 (Unaudited)

significantly change in the next twelve months. Management has determined that the Funds have not taken any tax positions which do not meet the more likely than not threshold and as such, no liabilities related to uncertain tax positions have been reflected in the Funds’ financial statements.

The Funds’ U.S. Federal and state income tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. For Small/Mid-Cap Growth, International Equity and Global Equity Funds, 2019 – 2022 fiscal years are open to examination as of September 30, 2022. For U.S. Equity Long- Term Quality Fund, fiscal years 2020 - 2022 are open to examination as of September 30, 2022.

Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

Distribution Plan – Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, the Board of Trustees of the Trust has approved, and each Fund has adopted a distribution plan which allows the Funds to pay distribution fees for the sale and distribution of Investor Class shares of each Fund. Shareholders holding Investor Class shares will pay distribution fees at an annual rate not to exceed 0.25% of the average daily net assets of the Fund attributable to Investor Class Shares. For the period ended September 30, 2022, distribution fees amounted to $140, $3,701, $1,333, and $19 for the Investor Class Shares of the Small/Mid-Cap Growth Fund, International Equity Fund, Global Equity Fund, and U.S. Equity Long-Term Quality Fund, respectively. Institutional and Z Class shares do not pay distribution fees.

Shareholder Servicing Fees – The Small/Mid-Cap Growth Fund, International Equity Fund, Global Equity Fund, and U.S. Equity Long- Term Quality Fund have certain arrangements in place to compensate financial intermediaries, including the Adviser or its affiliates, that hold Fund shares through networked and omnibus accounts, for services that they provide to Fund shareholders (Shareholder Services). Shareholder Services and related fees vary by financial intermediary and according to distribution channel, and may include sub- accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service, and are not intended to include services that are primarily intended to result in the sale of Fund shares. Payments for Shareholder Services generally are not expected to exceed 0.25% of the average aggregate value of the respective Fund’s shares. For the period ended September 30, 2022, shareholder servicing fees amounted to $3,700, $230,797, and $44,274 for the Investor, Institutional, and Z Class Shares, respectively, of the International Equity Fund. The Small/Mid-Cap Growth Fund, Global Equity Fund, and U.S. Equity Long-Term Quality Fund do not currently pay shareholder servicing fees.

Effective on July 29, 2019, the Adviser voluntarily agreed to waive a portion of the Shareholder Servicing Fee for each class of the International Equity Fund so that the Shareholder Servicing Fee does not exceed 0.20% of each class. This voluntary waiver is implemented as part of (and not in addition to) the Adviser’s application of the Expense Limitation and is not subject to recoupment. The amount of the voluntary waivers as of September 30, 2022 of Shareholder Servicing Fees were $740, $46,425, and $44,274 in the Investor, Institutional, and Z classes of shares, respectively.

Foreign Securities Risk – Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. To the extent that each Fund concentrates its investment exposure to any one or a few specific countries, the Funds will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Foreign Currency Translation Risk – The Funds’ records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted by WM/ Reuters FX benchmark prior to when the Funds’ NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2022 (Unaudited)

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

COVID-19 Risk – Certain impacts to public health conditions particular to the coronavirus (COVID-19) may have a significant negative impact on the operations and profitability of the Funds’ investments. The extent of the impact to the financial performance of the Funds will depend on future developments, including (i) the duration and spread of the outbreak, (ii) the restrictions and advisories resulting from COVID-19, (iii) the effects on the financial markets, and (iv) the effects on the economy overall, all of which are highly uncertain and cannot be predicted.

General Economic and Market Conditions – The success of the Funds’ activities may be materially affected by general economic and market conditions, including interest rates, inflation rates, economic uncertainty, availability of credit, financial market volatility, changes in laws and national and international political circumstances. The stability and sustainability of growth in global economies may be impacted by terrorism or acts of war. The availability, unavailability or hindered operation of external credit markets, equity markets and other economic systems which the Funds may depend upon to achieve their objectives may have a significant negative impact on the Funds’ operations and profitability. There can be no assurance that such markets and economic systems will be available or will be available as anticipated or needed for the Funds to operate successfully. These factors may adversely impact the performance and growth prospects for the Funds’ Investments.

Emerging Market Securities Risk – Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations.

Small- and Mid-Cap Company Securities Risk – Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.

3. Investment Advisory Agreement

The Trust, on behalf of each Fund, has entered into Investment Advisory Agreements (the “Advisory Agreements”) with the Adviser, pursuant to which the Adviser is responsible for developing, implementing and supervising the Funds’ investment programs and providing day-to-day management services to the Funds. The Small/Mid-Cap Growth Fund, International Equity Fund, Global Equity Fund, and U.S. Equity Long-Term Quality Fund pay the Adviser a monthly fee in arrears that accrues daily at an annual rate of 0.90%, 0.80%, 0.80%, and 0.55% of the average daily net assets of each Fund, respectively. For the period ended September 30, 2022, the Small/Mid-Cap Growth Fund, International Equity Fund, Global Equity Fund, and U.S. Equity Long-Term Quality incurred $415,498, $892,068, $116,300, and $242,723 in investment advisory fees, respectively.

The Adviser is under common control with Fiera Capital Corporation, which also manages other vehicles and accounts in accordance with an investment strategy that may be substantially similar to that of the Funds. From time to time the Adviser may engage its investment advisory affiliates around the world, including Fiera Capital Corporation (“Participating Affiliates”) to provide a variety of

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2022 (Unaudited)

services such as, investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Adviser, including the Funds. This Participating Affiliate provides services to the Adviser pursuant to personnel-sharing or similar inter-company arrangements.

Certain Officers and Trustees of the Trust are also Officers of the Adviser.

On January 24, 2022, shareholders of the Global Equity Fund, International Equity Fund, and U.S. Equity Long-Term Quality Fund (together the “Funds”) approved a sub-advisory agreement (the “Agreement”) between the Adviser and StonePine. Under the terms of the Agreement, StonePine provides sub-advisory services to the Funds. For such subadvisory service, the Adviser pays to Stonepine, from its own management fee, an amount equal to 0.336% of the average net assets of each of the Global Equity Fund and International Equity Fund and 0.231% of the average net assets of the U.S. Equity Long-Term Quality Fund.

4. Expense Limitation and Other Reimbursement Agreements

The Adviser and the Funds have entered into expense limitation and reimbursement agreements (each an “Expense Limitation Agreement”) under which the Adviser (or its affiliate) has agreed to pay or absorb the ordinary operating expenses of the Funds (including organization and offering expenses, but excluding taxes, interest, brokerage commissions and extraordinary expenses of each Fund and any other expenses, the exclusion of which is specifically set forth in each Fund’s prospectus and which may from time to time, be deemed appropriate as an excludable expense and specifically approved by the Board), to the extent necessary to limit the ordinary operating expenses of the Funds from exceeding the amounts for the periods set forth below.

In consideration of the Adviser’s agreement to limit each Fund’s expenses, the Adviser may recoup amounts waived or reimbursed for a period not to exceed three years from the time in which they were waived or reimbursed. Recoupment will be made only to the extent it does not cause a Fund’s ordinary operating expenses to exceed: (1) the expense limitation in effect at the time the expense was paid or absorbed; and (2) the expense limitation in effect at the time of recapture. The Expense Limitation Agreement will remain in effect for each Fund through the date specified below, unless sooner terminated at the sole discretion of the Board, but in no case will the Expense Limitation Agreement be terminated prior to one year from the date of the Prospectus filed with the Securities and Exchange Commission (the “SEC”).

	Expense Limitation Agreement
Fund	Investor Class	Institutional Class	Z Class	Expense Limitation Agreement Expiration Date
Small/Mid-Cap Growth Fund	1.30%	1.05%	—	October 31, 2023
International Equity Fund	1.25%	1.00%	0.80%	October 31, 2023
Global Equity Fund	1.15%	0.90%	—	October 31, 2023
U.S. Equity Long-Term Quality Fund	1.00%	0.75%	—	October 31, 2023

For the period ended September 30, 2022, expenses in the amounts of $125,539, $362,192, $147,026, and $75,951 were contractually reimbursed to the Small/Mid-Cap Growth Fund, International Equity Fund, Global Equity Fund, and U.S. Equity Long-Term Quality Fund, respectively. As it relates to the International Equity Fund these reimbursements are in addition to the reimbursements discussed in the Shareholder Servicing Fees section in Note 2 of these financial statements. No expenses that were contractually reimbursed accordingly to the Expense Limitation Agreement were recouped during the period ended September 30, 2022.

As of September 30, 2022, the Adviser may seek recoupment for previously waived or reimbursed investment advisory fee reductions, subject to the limitations noted above, no later than the dates and in no greater amounts than as outlined below:

Fund	Date of Expiration March 31, 2023	Date of Expiration March 31, 2024	Date of Expiration March 31, 2025	Date of Expiration March 31, 2026
Small/Mid-Cap Growth Fund	$110,249	$103,466	$119,070	$125,539
International Equity Fund	302,303	383,397	470,476	362,192
Global Equity Fund	203,559	238,179	247,857	147,026
U.S. Equity Long-Term Quality Fund	109,222	182,817	125,108	75,951

Fiera Capital Series Trust Notes to the Financial Statements September 30, 2022 (Unaudited)

5. Investment Transactions

Purchases and sales of securities by each Fund, excluding short-term investments, for the period ended September 30, 2022 were as follows:

Fund	Purchases	Sales
Small/Mid-Cap Growth Fund	$10,077,200	$31,199,012
International Equity Fund	7,403,555	22,949,089
Global Equity Fund	623,615	1,640,771
U.S. Equity Long-Term Quality Fund	1,952,091	4,691,230

6. Federal Income Tax Information

At September 30, 2022, gross unrealized appreciation and (depreciation) of investments, based on cost for federal income tax purposes were as follows:

	Small/Mid-Cap Growth Fund	International Equity Fund	Global Equity Focused Fund	U.S. Equity Long-Term Quality Fund
Cost of investments	$66,852,438	$185,126,055	$23,311,662	$59,823,516
Gross unrealized appreciation	$19,125,586	26,285,149	$4,632,328	$21,892,947
Gross unrealized depreciation	(10,574,572)	(24,854,925)	(3,041,595)	(3,956,775)
Net unrealized appreciation/(depreciation) on investments	$8,551,014	$1,430,224	$1,590,733	$17,936,172

The difference between cost amounts for schedule of investments and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

7. Commitments and Contingencies

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that might be made against the Funds that have not yet occurred. However, based on experience of the Adviser, the Funds expect the risk of loss to be remote.

8. Officers and Trustees

Each Independent Trustee receives an annual retainer of $65,000 by the Trust (they are also reimbursed for travel-related expenses). In addition, the Audit Committee Chair is also paid an annual retainer of $5,000 by the Trust. Each Trustee is entitled to receive such compensation for any partial quarter for which he or she serves. No “interested persons” who serves as Trustee of the Funds received any compensation for their services as Trustee.

9. Subsequent Events

Management of the Funds has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no other subsequent events requiring recognition or disclosure in the financial statements.

Fiera Capital Series Trust Expense Example September 30, 2022 (Unaudited)

For the period ended September 30, 2022

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022 to September 30, 2022.

Actual Expenses

The information in the row titled “Actual Performance” of the table below provides actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate row, under the column titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the row titled “Hypothetical (5% annual return before expenses)” of the table below provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, the information in the row titled “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund		Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period 4/1/22 - 9/30/22 (1)
Small/Mid-Cap Growth Fund
Institutional Class	Actual	$ 1,000.00	$ 794.90	1.05%	$ 4.72
	Hypothetical (5% return before expenses)	1,000.00	1,019.77	1.05%	5.32
Investor Class	Actual	1,000.00	793.90	1.30%	5.85
	Hypothetical (5% return before expenses)	1,000.00	1,018.57	1.30%	6.58
International Equity Fund
Institutional Class	Actual	1,000.00	774.10	1.00%	4.45
	Hypothetical (5% return before expenses)	1,000.00	1,020.07	1.00%	5.06
Investor Class	Actual	1,000.00	772.80	1.25%	5.56
	Hypothetical (5% return before expenses)	1,000.00	1,018.77	1.25%	6.33
Z Class	Actual	1,000.00	775.20	0.80%	3.56
	Hypothetical (5% return before expenses)	1,000.00	1,021.07	0.80%	4.05

Fiera Capital Series Trust Expense Example – Continued September 30, 2022 (Unaudited)

Fund		Beginning Account Value 4/1/22	Ending Account Value 9/30/22	Annualized Expense Ratio (1)	Expenses Paid During Period 4/1/22 - 9/30/22 (1)
Global Equity Fund
Institutional Class	Actual	$ 1,000.00	$ 805.90	0.90%	$ 4.07
	Hypothetical (5% return before expenses)	1,000.00	1,020.57	0.90%	4.56
Investor Class	Actual	1,000.00	804.70	1.15%	5.20
	Hypothetical (5% return before expenses)	1,000.00	1,019.27	1.15%	5.82
U.S. Equity Long-Term Quality Fund
Institutional Class	Actual	1,000.00	828.70	0.75%	3.44
	Hypothetical (5% return before expenses)	1,000.00	1,021.20	0.75%	3.80
Investor Class	Actual	1,000.00	827.90	1.00%	4.58
	Hypothetical (5% return before expenses)	1,000.00	1,020.00	1.00%	5.06

(1)

Expenses are equal to the Funds’ annualized expense ratios for the period April 1, 2022 through September 30, 2022, multiplied by the average account value over the period and multiplied by 183/365 (to reflect the one-half year period).

Fiera Capital Series Trust Additional Information September 30, 2022 (Unaudited)

Proxy Voting – For a description of the policies and procedures that each Fund use to determine how to vote proxies relating to portfolio securities, please call (toll-free) 1-855-771-7119 and request a Statement of Additional Information which contains this description. One will be mailed to you free of charge. The Statement of Additional Information is also available on the website of the Securities and Exchange Commission at https://www.sec.gov. A report on “Form N-PX” of how the Fund voted proxies relating to portfolio securities during the 12-month period ended June 30 is available without charge, upon request, by calling (toll-free) 1-855-771-7119 or by accessing the website of the Securities and Exchange Commission at https://www.sec.gov.

Disclosure of Portfolio Holdings – Each Fund files complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. Each Fund’s Form N-PORT is available on the website of the Securities and Exchange Commission at https://www.sec.gov.

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Board of Trustees

Corey Dillon
Gerald Hellerman
Kevin Mirabile

Investment Adviser

Fiera Capital, Inc.
375 Park Avenue, 8th Floor
New York, New York 10152

Dividend Paying Agent, Custodian, Transfer Agent

UMB Fund Services
235 West Galena Street
Milwaukee, WI 53212

Distributor

Foreside Fund Services, LLC
3 Canal Plaza #100
Portland, ME 04101

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
555 East Wells Street, Suite 1400
Milwaukee, WI 53202

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. Each Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Fund. The Funds are not bank deposits, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as ‘‘believes,’’ ‘‘expects,’’ ‘‘anticipates’’ and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in each Fund’s filings with the Securities and Exchange Commission. Each Fund undertakes no obligation to update any forward looking statement.

(b) There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-end Management Investment Companies

Not applicable to open-end investment companies.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees since the Registrant's last disclosure in respect of this item.

Item 11. Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported within the time periods specified in the SEC's rules and forms.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits

(a) (1) Code of Ethics. Not applicable to semi-annual reports.

(2)	Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) of the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)	Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)	Change in the registrant’s independent public accountant. Not applicable

(b)	Certification of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) of 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002.Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Fiera Capital Series Trust

By
Title	Michael Quigley, Principal Executive Officer

Date	12/1/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By
Title	Michael Quigley, Principal Executive Officer

Date	12/1/2022

By
Title	Nadeem Siddiqui, Principal Financial Officer

Date	12/5/2022